INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2020
INCOME TAXES
Summary of net deferred tax assets
	March 31, 2020	March 31, 2019
Deferred tax assets:
Net operating loss	$2,371,694	$1,763,076
Less: Valuation allowance	(2,371,694)	(1,763,076)
Net deferred tax assets	$--	$--